Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2013
Commitments And Contingencies Disclosure [Abstract]
Summary of Financial Instruments Outstanding

At December 31, 2013 and 2012, the Company had the following financial instruments outstanding, whose contract amounts represent credit risk:

(Dollars in thousands)	2013	2012
Commitments to grant loans	$221,627	$192,295
Unfunded commitments under lines of credit	3,326,448	2,372,971
Commercial and standby letters of credit	105,026	62,207
Reserve for unfunded lending commitments	11,147	—